Income Taxes (Schedule of Significant Components of Deferred Tax Assets) (Details) - USD ($)	Sep. 30, 2019	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 4,336,000	$ 3,826,100
Valuation allowance	(4,374,800)	(3,846,400)
Property and equipment	(15,400)	(7,100)
Inventory allowance	5,400	5,400
Allowance for bad debts	26,800
Warranty accrual	22,000	22,000
Net Deferred Tax Assets